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October 14, 2008




U.S. Securities & Exchange Commission
Attn: Filing Desk
100 F Street, N.E.
Washington, DC 20549


Re:  Vanguard STAR Funds (the Trust)
     File No.  2-88373

Dear Commissioners:

Enclosed is the 47th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on August 5, 2008, to disclose a change in the investment strategy for the Total International Stock Index Fund, a series of the Trust. The purpose of this Amendment is to include a number of non-material changes which the Trust deems appropriate.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of October 14, 2008, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 503-5693.


Sincerely,




Natalie S. Bej
Senior Counsel
The Vanguard Group, Inc.



Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission